Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Trade payables	$ 1,060	$ 1,006
Other payables and accruals including other tax and social security payable	220	240
Payables and accruals for exceptional items	13	15
Related party borrowings	5	9
Total trade and other payables	$ 1,298	$ 1,270